Loan Servicing	12 Months Ended
Dec. 31, 2021
Loan Servicing
Note 6. Loan Servicing

Note 6.  Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $151,198,760 and $164,610,868 at December 31, 2021 and 2020, respectively. Net gain realized on the sale of loans was $540,540 and $1,027,175 for the years ended December 31, 2021 and 2020, respectively.  Most loan sales are with servicing rights retained.

The following table summarizes changes in MSRs for the years ended December 31,

	2021	2020

Balance at beginning of year	$922,146	$939,577
MSRs capitalized	147,328	292,654
MSRs amortized	(225,404)	(256,435)
Change in valuation allowance	53,650	(53,650)
Balance at end of year	$897,720	$922,146